UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

AB EQUITY INCOME FUND, INC.

(Prior to September 1, 2010, known as AllianceBernstein Utility Income Fund, Inc.)

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Equity Income Fund, Inc.

Portfolio of Investments

August 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Financials - 19.5%
Banks - 8.4%
Bank of America Corp.	369,820	$6,042,859
Fifth Third Bancorp	579,370	11,541,050
JPMorgan Chase & Co.	428,340	27,456,594
Wells Fargo & Co.	491,610	26,217,561

		71,258,064

Capital Markets - 0.4%
FS Investment Corp. (a)	300,000	3,036,000

Consumer Finance - 0.8%
Capital One Financial Corp.	87,815	6,827,616

Insurance - 7.4%
Allstate Corp. (The)	276,040	16,087,611
American Financial Group, Inc./OH	192,540	13,296,813
First American Financial Corp.	472,060	18,344,252
MetLife, Inc.	95,390	4,779,039
Old Republic International Corp.	135,000	2,120,850
Validus Holdings Ltd.	185,830	8,228,552

		62,857,117

Real Estate Investment Trusts (REITs) - 2.5%
Blackstone Mortgage Trust, Inc.-Class A	280,910	7,778,398
Outfront Media, Inc.	33,934	767,926
RLJ Lodging Trust	453,620	12,492,695

		21,039,019

		165,017,816

Consumer Discretionary - 17.5%
Auto Components - 0.5%
Magna International, Inc. (New York)-Class A	81,690	4,018,331

Automobiles - 2.9%
Ford Motor Co.	1,183,600	16,416,532
General Motors Co.	270,930	7,976,179

		24,392,711

Hotels, Restaurants & Leisure - 1.5%
McDonald’s Corp.	134,780	12,806,796

Household Durables - 0.4%
Garmin Ltd. (a)	89,590	3,369,480

Leisure Products - 0.6%
Hasbro, Inc.	67,850	5,060,932

Media - 2.6%
Regal Entertainment Group-Class A (a)	631,730	12,015,505
Time Warner, Inc.	140,770	10,008,747

		22,024,252

Multiline Retail - 4.6%
Kohl’s Corp.	370,540	18,908,656
Target Corp.	258,020	20,050,734

		38,959,390

Company	Shares	U.S. $ Value
Specialty Retail - 4.4%
American Eagle Outfitters, Inc. (a)	378,130	6,435,773
GameStop Corp.-Class A (a)	290,250	12,329,820
Home Depot, Inc. (The)	45,240	5,268,650
Staples, Inc.	935,150	13,288,481

		37,322,724

		147,954,616

Information Technology - 16.0%
Communications Equipment - 1.5%
Cisco Systems, Inc.	493,830	12,780,320

IT Services - 3.5%
Booz Allen Hamilton Holding Corp.	557,280	14,879,376
Computer Sciences Corp.	71,270	4,418,028
Xerox Corp.	989,760	10,065,859

		29,363,263

Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	738,850	11,884,402
Intel Corp.	379,675	10,835,924
KLA-Tencor Corp.	85,370	4,277,891

		26,998,217

Software - 3.1%
Microsoft Corp.	609,580	26,528,922

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	237,740	26,807,562
Hewlett-Packard Co.	450,130	12,630,648

		39,438,210

		135,108,932

Health Care - 13.4%
Biotechnology - 2.0%
Gilead Sciences, Inc.	155,890	16,379,362

Health Care Providers & Services - 3.7%
Aetna, Inc.	126,320	14,466,166
Anthem, Inc.	60,290	8,503,905
UnitedHealth Group, Inc.	73,620	8,517,834

		31,487,905

Pharmaceuticals - 7.7%
Johnson & Johnson	289,960	27,250,441
Merck & Co., Inc.	154,260	8,306,901
Pfizer, Inc.	910,890	29,348,876

		64,906,218

		112,773,485

Company	Shares	U.S. $ Value
Industrials - 7.9%
Aerospace & Defense - 2.0%
L-3 Communications Holdings, Inc.	58,340	6,153,120
Lockheed Martin Corp.	52,020	10,465,383

		16,618,503

Airlines - 2.7%
Delta Air Lines, Inc.	414,250	18,135,865
JetBlue Airways Corp. (b)	194,490	4,341,017

		22,476,882

Commercial Services & Supplies - 0.2%
Waste Management, Inc.	35,000	1,752,100

Electrical Equipment - 1.5%
Eaton Corp. PLC	228,810	13,055,899

Industrial Conglomerates - 1.0%
3M Co.	60,020	8,531,243

Machinery - 0.5%
Illinois Tool Works, Inc.	49,770	4,207,058

		66,641,685

Consumer Staples - 6.2%
Household Products - 1.5%
Clorox Co. (The)	113,780	12,648,923

Tobacco - 4.7%
Altria Group, Inc.	571,440	30,617,755
Reynolds American, Inc.	80,000	6,700,000
Universal Corp./VA (a)	41,500	2,042,215

		39,359,970

		52,008,893

Utilities - 5.1%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	107,949	5,860,551
Pepco Holdings, Inc.	175,000	4,021,500
PPL Corp.	277,000	8,584,230
Westar Energy, Inc.	265,790	9,714,625

		28,180,906

Independent Power and Renewable Electricity Producers - 0.7%
AES Corp./VA	518,720	6,224,640

Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	215,540	8,675,485

		43,081,031

Materials - 4.9%
Chemicals - 4.9%
CF Industries Holdings, Inc.	285,430	16,377,973
LyondellBasell Industries NV-Class A	261,710	22,344,800
Scotts Miracle-Gro Co. (The)-Class A	39,500	2,456,505

		41,179,278

Company	Shares	U.S. $ Value
Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Exxon Mobil Corp.	165,200	12,429,648
HollyFrontier Corp.	105,410	4,939,513
Marathon Petroleum Corp.	108,450	5,130,769
Valero Energy Corp.	292,430	17,352,796

		39,852,726

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 3.1%
BCE, Inc.	105,500	4,266,420
CenturyLink, Inc.	446,560	12,074,983
Frontier Communications Corp. (a)	2,003,620	10,158,353

		26,499,756

Wireless Telecommunication Services - 1.4%
Vodafone Group PLC (Sponsored ADR)	332,129	11,451,808

		37,951,564

Total Common Stocks (cost $814,233,048)		841,570,026

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (c)(d) (cost $1,097,317)	1,097,317	1,097,317

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $815,330,365)		842,667,343

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%
Investment Companies - 4.6%
AB Exchange Reserves-Class I, 0.11% (c)(d) (cost $38,655,064)	38,655,064	38,655,064

Total Investments - 104.4% (cost $853,985,429) (e)		881,322,407
Other assets less liabilities - (4.4)%		(37,486,584)

Net Assets - 100.0%		$843,835,823

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,583,312 and gross unrealized depreciation of investments was $(44,246,334), resulting in net unrealized appreciation of $27,336,978.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Equity Income Fund

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$841,570,026		$	– 0	–	$	– 0	–	$841,570,026
Short-Term Investments	1,097,317			– 0	–		– 0	–	1,097,317
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	38,655,064			– 0	–		– 0	–	38,655,064

Total Investments in Securities	881,322,407			– 0	–		– 0	–	881,322,407
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$881,322,407		$	– 0	–	$	– 0	–	$881,322,407

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 20, 2015